Loan and lease operations (Details 2) - Expected Credit Losses [Member] - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (52,324)	R$ (44,316)
Net increase / (Reversal)	31,563	28,150
Closing balance	(50,863)	(52,324)
Derecognition	33,024	20,142
Net increase / (Reversal)	(31,563)	(28,150)
Corporate Loans Consolidated Stage [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(5,453)	(4,807)
Net increase / (Reversal)	(1,375)	(1,468)
Closing balance	(6,690)	(5,453)
Derecognition	138	822
Net increase / (Reversal)	1,375	1,468
Micro Small And Medium Companies Consolidated Stage [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(9,590)	(7,391)
Net increase / (Reversal)	(3,848)	(5,860)
Closing balance	(8,508)	(9,590)
Derecognition	4,930	3,661
Net increase / (Reversal)	3,848	5,860
Foreign Loans Latin America Consolidated Stage [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(7,000)	(7,898)
Net increase / (Reversal)	(2,437)	(885)
Closing balance	(6,614)	(7,000)
Derecognition	2,823	1,783
Net increase / (Reversal)	2,437	885
Stages One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(9,664)	(11,449)
Transfer to Stage 2		2,997
Transfer to Stage 3		339
Cure from Stage 2		(2,469)
Cure from Stage 3		(44)
Net increase / (Reversal)		962
Closing balance		(9,664)
Net increase / (Reversal)		(962)
Stages One [Member] | Corporate Loans One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(480)	(413)
Transfer to Stage 2		6
Transfer to Stage 3	1	1
Cure from Stage 2	(40)	(127)
Cure from Stage 3	(4)	(3)
Net increase / (Reversal)	(273)	56
Closing balance	(780)	(480)
Net increase / (Reversal)	273	(56)
Stages One [Member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Transfer to Stage 2	16
Stages One [Member] | Micro Small And Medium Companies One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,431)	(1,812)
Transfer to Stage 2	251	767
Transfer to Stage 3	22	98
Cure from Stage 2	(418)	(806)
Cure from Stage 3	(110)	(33)
Net increase / (Reversal)	538	355
Closing balance	(1,148)	(1,431)
Net increase / (Reversal)	(538)	(355)
Stages One [Member] | Foreign Loans Latin America One [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(2,339)	(2,373)
Transfer to Stage 2	201	179
Transfer to Stage 3	21	18
Cure from Stage 2	(155)	(91)
Cure from Stage 3	(2)	(5)
Net increase / (Reversal)	382	(67)
Closing balance	(1,892)	(2,339)
Net increase / (Reversal)	(382)	67
Stage One [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(9,664)
Transfer to Stage 2	1,579
Transfer to Stage 3	93
Cure from Stage 2	(1,994)
Cure from Stage 3	(124)
Net increase / (Reversal)	1,367
Closing balance	(8,743)	(9,664)
Net increase / (Reversal)	(1,367)
Stages Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(9,923)	(8,275)
Transfer to Stage 2	1,994	2,469
Transfer to Stage 3	6,928	6,326
Cure from Stage 2	(1,579)	(2,997)
Cure from Stage 3	(375)	(551)
Net increase / (Reversal)	(7,230)	(6,895)
Closing balance	(10,185)	(9,923)
Net increase / (Reversal)	7,230	6,895
Stages Two [Member] | Corporate Loans Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(503)	(865)
Transfer to Stage 2	40	127
Transfer to Stage 3	46	31
Cure from Stage 2	(16)	(6)
Cure from Stage 3	(4)	(9)
Net increase / (Reversal)	(260)	219
Closing balance	(697)	(503)
Net increase / (Reversal)	260	(219)
Stages Two [Member] | Micro Small And Medium Companies Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(2,227)	(1,556)
Transfer to Stage 2	418	806
Transfer to Stage 3	1,312	1,055
Cure from Stage 2	(251)	(767)
Cure from Stage 3	(133)	(201)
Net increase / (Reversal)	(983)	(1,564)
Closing balance	(1,864)	(2,227)
Net increase / (Reversal)	983	1,564
Stages Two [Member] | Foreign Loans Latin America Two [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,546)	(1,353)
Transfer to Stage 2	155	91
Transfer to Stage 3	851	592
Cure from Stage 2	(201)	(179)
Cure from Stage 3	(110)	(219)
Net increase / (Reversal)	(646)	(478)
Closing balance	(1,497)	(1,546)
Net increase / (Reversal)	646	478
Stages Three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(32,737)	(24,592)
Transfer to Stage 2	124	44
Transfer to Stage 3	375	551
Cure from Stage 2	(93)	(339)
Cure from Stage 3	(6,928)	(6,326)
Net increase / (Reversal)	(25,700)	(22,217)
Closing balance	(31,935)	(32,737)
Derecognition	33,024	20,142
Net increase / (Reversal)	25,700	22,217
Stages Three [Member] | Corporate Loans Three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(4,470)	(3,529)
Transfer to Stage 2	4	3
Transfer to Stage 3	4	9
Cure from Stage 2	(1)	(1)
Cure from Stage 3	(46)	(31)
Net increase / (Reversal)	(842)	(1,743)
Closing balance		(4,470)
Derecognition	138	822
Net increase / (Reversal)	842	1,743
Stages Three [Member] | Micro Small And Medium Companies Three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(5,932)	(4,023)
Transfer to Stage 2	110	33
Transfer to Stage 3	133	201
Cure from Stage 2	(22)	(98)
Cure from Stage 3	(1,312)	(1,055)
Net increase / (Reversal)	(3,403)	(4,651)
Closing balance	(5,496)	(5,932)
Derecognition	4,930	3,661
Net increase / (Reversal)	3,403	4,651
Stages Three [Member] | Foreign Loans Latin America Three [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(3,115)	(4,172)
Transfer to Stage 2	2	5
Transfer to Stage 3	110	219
Cure from Stage 2	(21)	(18)
Cure from Stage 3	(851)	(592)
Net increase / (Reversal)	(2,173)	(340)
Closing balance	(3,225)	(3,115)
Derecognition	2,823	1,783
Net increase / (Reversal)	2,173	340
Stage three [member] | Corporate Loans Three [Member]
IfrsStatementLineItems [Line Items]
Closing balance	(5,213)
Individuals One [Member] | Stages One [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(5,414)	(6,851)
Transfer to Stage 2	1,111	2,045
Transfer to Stage 3	49	222
Cure from Stage 2	(1,381)	(1,445)
Cure from Stage 3	(8)	(3)
Net increase / (Reversal)	720	618
Closing balance	(4,923)	(5,414)
Net increase / (Reversal)	(720)	(618)
Individuals Two [Member] | Stages Two [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(5,647)	(4,501)
Transfer to Stage 2	1,381	1,445
Transfer to Stage 3	4,719	4,648
Cure from Stage 2	(1,111)	(2,045)
Cure from Stage 3	(128)	(122)
Net increase / (Reversal)	(5,341)	(5,072)
Closing balance	(6,127)	(5,647)
Net increase / (Reversal)	5,341	5,072
Individuals Three [Member] | Stages Three [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(19,220)	(12,868)
Transfer to Stage 2	8	3
Transfer to Stage 3	128	122
Cure from Stage 2	(49)	(222)
Cure from Stage 3	(4,719)	(4,648)
Net increase / (Reversal)	(19,282)	(15,483)
Closing balance	(18,001)	(19,220)
Derecognition	25,133	13,876
Net increase / (Reversal)	19,282	15,483
Individuals Consolidated Stage [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	(30,281)	(24,220)
Net increase / (Reversal)	(23,903)	(19,937)
Closing balance	(29,051)	(30,281)
Derecognition	25,133	13,876
Net increase / (Reversal)	23,903	19,937
Corporate Loans Consolidated Stage [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (5,453)
Closing balance		R$ (5,453)